CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Sep. 30, 2018	Sep. 30, 2017
Allowance for Doubtful Accounts Receivable, Current	$ 1,997,310	$ 1,817,050
Common Stock, Shares Authorized	50,000,000	50,000,000
Common Stock, No Par Value	$ 0	$ 0
Common Stock, Shares, Issued	16,528,037	13,068,346
Common Stock, Shares, Outstanding	16,528,037	13,068,346